SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical)	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Plaintiff sought, value	$ 414,658	¥ 2,980,724	$ 1,800,000	¥ 13,077,192	$ 836,537	¥ 5,769,760
Accrued legal expenses							$ 800,000	¥ 5,800,000